UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4980

TCW Convertible Securities Fund, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA		90017
(Address of principal executive offices)		(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	December 31

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.  The schedule of investments for the period ending September 30, 2005 is filed herewith.

TCW Convertible Securities Fund, Inc.
Schedule of Investments
September 30, 2005 (Unaudited)

Principal Amount	Convertible Corporate Bonds	Market Value
	Aerospace/Defense (1.0% of Net Assets)
$2,390,000	Lockheed Martin Corp., 3.54%, due 08/15/33	$2,506,250

	Airlines (0.7%)
2,625,000	Pinnacle Airlines Corp., (144A), 3.25%, due 02/15/25	1,821,094	*

	Banking & Financial Services (0.7%)
1,875,000	U.S. Bancorp, (144A), 2.117%, due 08/21/35	1,858,594	*

	Communications (1.4%)
2,445,000	Comverse Technology, Inc., 0%, due 05/15/23	3,670,556

	Computer Services (6.6%)
195,000	Computer Associates International, Inc., 1.625%, due 12/15/09	280,312
1,775,000	Computer Associates International, Inc., (144A), 1.625%, due 12/15/09	2,551,562	*
1,110,000	CSG Systems International, Inc., (144A), 2.5%, due 06/15/24	1,128,037	*
1,955,000	Juniper Networks, Inc., 0%, due 06/15/08	2,475,519	+
5,415,000	Morgan Stanley, Exchangeable Cisco Systems, Inc., 0.25%, due 05/15/10	5,144,250
2,705,000	Scientific Games Corp., (144A), 0.75%, due 12/01/24	3,181,756	*
1,525,000	Yahoo!, Inc., 0%, due 04/01/08	2,552,469
	Total Computer Services	17,313,905

	Computer Software (1.9%)
2,495,000	Mercury Interactive Corp., 0%, due 05/01/08	2,474,865
4,635,000	Open Solutions, Inc., (144A), 1.467%, due 02/02/35	2,444,962	*
	Total Computer Software	4,919,827

	Electric Utilities (1.4%)
$1,700,000	Calpine Corp., 6%, due 09/30/14	$1,107,125	+
4,345,000	Calpine Corp., (144A), 4.75%, due 11/15/23	2,541,825	* +
	Total Electric Utilities	3,648,950

	Electronics (12.1%)
6,515,000	Agere Systems, Inc., 6.5%, due 12/15/09	6,547,575	+
4,660,000	ASM Lithography Holding N.V., (144A), 5.75%, due 10/15/06	5,006,704	* +
2,145,000	Cypress Semiconductor Corp., 1.25%, due 06/15/08	2,517,694
2,475,000	Eastman Kodak Co., (144A), 3.375%, due 10/15/33	2,431,687	*
805,000	Euronet Worldwide, Inc., (144A), 3.5%, due 10/15/25	818,081	*
5,575,000	Lehman Brothers Holdings, Inc., 0.25%, due 08/27/10	5,187,538	^
2,850,000	LSI Logic Corp., 4%, due 05/15/10	3,021,000
2,705,000	Synaptics, Inc., (144A), 0.75%, due 12/01/24	2,167,381	*
3,880,000	Vishay Intertechnology, Inc., 3.625%, due 08/01/23	3,744,200	+
	Total Electronics	31,441,860

	Entertainment & Leisure (2.9%)
6,845,000	Carnival Corp., 1.132%, due 04/29/33	5,112,394
2,335,000	Walt Disney Co., 2.125%, due 04/15/23	2,384,619
	Total Entertainment & Leisure	7,497,013

	Industrial - Diversified (5.0%)
6,785,000	Roper Industries, Inc., 1.481%, due 01/15/34	3,740,231
2,655,000	Tyco International Group SA, (144A), 2.75%, due 01/15/18	3,275,606	*
4,635,000	Tyco International Group SA, (144A), 3.125%, due 01/15/23	6,158,756	*
	Total Industrial - Diversified	13,174,593

	Insurance (1.0%)
$2,830,000	Swiss RE America Holding, (144A), 3.25%, due 11/21/21	$2,616,901	*

	Media - Broadcasting & Publishing (6.5%)
2,315,000	Liberty Media Corp., (144A), Exchangeable Time Warner Inc., 0.75%, due 03/30/23	2,581,225	*
5,075,000	Liberty Media Corp., Exchangeable Time Warner, Inc., 0.75%, due 03/30/23	5,658,625
4,505,000	Liberty Media Corp., Exchangeable Viacom, Inc., Class B, 3.25%, due 03/15/31	3,513,900	+
5,961,500	Sinclair Broadcast Group, Inc., 6%, due 09/15/12	5,246,120
	Total Media - Broadcasting & Publishing	16,999,870

	Medical Supplies (5.8%)
1,880,000	Apogent Technologies, Inc., 2.62%, due 12/15/33	2,246,807
1,110,000	Cooper Companies, Inc., 2.625%, due 07/01/23	1,970,250	+
1,850,000	Cooper Companies, Inc., (144A), 2.625%, due 07/01/23	3,283,750	*
3,750,000	Cytyc Corp., 2.25%, due 03/15/24	4,017,188
3,425,000	Fisher Scientific International, Inc., 3.25%, due 03/01/24	3,493,500	+
	Total Medical Supplies	15,011,495

	Oil & Gas (5.5%)
1,685,000	Cal Dive International, Inc., (144A), 3.25%, due 12/15/25	2,129,419	*
1,410,000	McMoRan Exploration Co., (144A), 5.25%, due 10/06/11	1,936,973	*
250,000	McMoRan Exploration Co., (144A), 6%, due 07/02/08	369,375	*
2,685,000	Pride International, Inc., (144A), 3.25%, due 05/01/33	3,389,813	*
2,465,000	Schlumberger, Ltd., Series B, 2.125%, due 06/01/23	2,917,944
2,730,000	SEACOR Holdings, Inc., (144A), 2.875%, due 12/15/24	3,180,450	*
500,000	Willbros Group, Inc., (144A), 2.75%, due 03/15/24	491,250	*
	Total Oil & Gas	14,415,224

	Pharmaceuticals (5.6%)
$2,650,000	Axcan Pharma, Inc., (144A), 4.25%, due 04/15/08	$2,908,375	*
3,425,000	Connetics Corp., (144A), 2%, due 03/30/15	2,787,094	*
4,825,000	Genzyme Corp, 1.25%, due 12/01/23	5,554,781
840,000	Teva Pharmaceutical Finance II LLC, Series A, 0.5%, due 02/01/24	842,100	+
2,435,000	Teva Pharmaceutical Finance II LLC, Series B, 0.25%, due 02/01/24	2,523,269
	Total Pharmaceuticals	14,615,619

	Real Estate (2.0%)
2,500,000	Affordable Residental Communities, Inc., (144A), 7.5%, due 08/15/25	2,512,500	*
2,605,000	Capital Automotive REIT, 6%, due 05/15/24	2,849,219
	Total Real Estate	5,361,719
	Total Convertible Corporate Bonds (Cost: $157,277,247) (60.1%)	156,873,470

	Other Securities
	Banking & Financial Services (9.2%)
24,015,000	Dow Jones CDX. NA. HY Trust 1, (144A), 8.25%, due 06/29/10	23,894,925	* # +

	Total Other Securities (Cost: $23,718,537) (9.2%)	23,894,925

Number of Shares	Convertible Preferred Stocks
	Automotive (3.3%)
85,485	Ford Motor Co. Capital Trust II, $3.25	$3,130,888
110,000	General Motors Corp., $1.125	2,653,750
163,350	General Motors Corp., $1.3125	2,822,688
	Total Automotive	8,607,326

	Banking & Financial Services (4.8%)
76,700	Household International, Inc., Exchangeable HSBC Holdings PLC, $2.219	$3,135,496
33,300	Sovereign Capital Trust IV, $2.1875	1,469,362
37,090	State Street Corp., $13.50	7,989,186
	Total Banking & Financial Services	12,594,044

	Commercial Services (2.8%)
102,085	United Rentals, Inc., $3.25	4,134,442
27,105	Xerox Corp., $6.25	3,174,809
	Total Commercial Services	7,309,251

	Electric Utilities (3.4%)
102,920	Dominion Resources, Inc., $4.375	5,851,002	+
110,000	Great Plains Energy, Inc., $2.00	3,061,300	+
	Total Electric Utilities	8,912,302

	Food Retailers (1.7%)
180,165	Albertson’s, Inc., $1.8125	4,486,108

	Healthcare (3.5%)
89,250	Baxter International, Inc., $3.50	5,109,563
52,900	Omnicare, Inc., $2.00	3,904,549
	Total Healthcare	9,014,112

	Insurance (5.5%)
145,700	Chubb Corp., $1.75	4,835,783	+
94,100	Hartford Financial Services Group, Inc., $3.50	6,622,288
47,905	Reinsurance Group of America, Inc., $2.875	2,826,395
	Total Insurance	14,284,466

	Oil & Gas (4.2%)
51,850	Chesapeake Energy Corp., $4.50	5,833,021	+
2,265	Chesapeake Energy Corp., (144A), $41.25	5,208,651	*
	Total Oil & Gas	11,041,672

	Paper & Forest Products (1.0%)
107,000	Smurfit-Stone Container Corp., $1.75	$2,487,750
	Total Convertible Preferred Stocks (Cost: $71,058,018) (30.2%)	78,737,031

Principal
Amount	Short-Term Investments
$537,993	Bank of America, 3.77%, due 10/18/05	$537,993	**
1,075,986	Bank of Montreal, 3.79%, due 11/01/05	1,075,986	**
608,682	Bank of Nova Scotia, 3.66%, due 10/11/05	608,682	**
2,151,972	Bank of Nova Scotia, 3.77%, due 10/31/05	2,151,972	**
1,613,979	Bank of the West, 3.76%, due 10/28/05	1,613,979	**
537,993	Barclays PLC, 3.615%, due 10/03/05	537,993	**
1,075,986	Barclays PLC, 3.695%, due 01/17/06	1,075,986	**
806,990	Barclays PLC, 3.7%, due 10/14/05	806,990	**
537,993	Bear Stearns Companies, Inc., 4.072%, due 03/07/06	537,993	**
1,059,088	BGI Institutional Money Market Fund, 3.779%, due 10/03/05	1,059,088	**
1,613,979	BNP Paribas, 3.75%, due 10/28/05	1,613,979	**
1,344,983	Canadian Imperial Bank of Commerce PLC, 3.985%, due 05/18/06	1,344,983	**
1,344,983	Clipper Receivables Corp., 3.752%, due 10/17/05	1,344,983	**
1,339,659	Compass Securitization LLC, 3.757%, due 10/05/05	1,339,659	**
2,689,965	Credit Suisse First Boston Corp., 3.83%, due 12/16/05	2,689,965	**
268,996	Credit Suisse First Boston Corp., 4.015%, due 03/10/06	268,996	**
914,588	Deutsche Bank, 3.75%, due 10/17/05	914,588	**
1,344,983	Fairway Finance, 3.774%, due 10/06/05	1,344,983	**
537,993	Fortis Bank, 3.72%, due 10/18/05	537,993	**

$1,344,983	Fortis Bank, 3.77%, due 10/05/05	$1,344,983	**
53,799	Goldman Sachs Financial Square Prime Obligations Money Market Fund, 3.58%, due 10/03/05	53,799	**
4,034,948	Goldman Sachs Group, Inc., 3.94%, due 11/07/05	4,034,948	**
1,344,983	Grampian Funding LLC, 3.759%, due 10/13/05	1,344,983	**
753,190	Greyhawk Funding, 3.66%, due 10/05/05	753,190	**
537,993	Greyhawk Funding, 3.742%, due 10/17/05	537,993	**
1,344,983	Harris Trust & Savings Bank, 3.795%, due 11/04/05	1,344,983	**
1,605,831	Lexington Parker Capital Co., 3.771%, due 10/19/05	1,605,831	**
537,993	Lloyds TSB Bank, 3.76%, due 10/28/05	537,993	**
4,303,941	Merrill Lynch & Co., Inc., 3.928%, due 10/03/05	4,303,941	**
376,595	Merrimac Cash Fund (Premium Class), 3.549%, due 10/03/05	376,595	**
1,336,040	Paradigm Funding LLC, 3.752%, due 10/17/05	1,336,040	**
537,993	Park Avenue Receivables Corp., 3.64%, due 10/03/05	537,993	**
537,993	Park Avenue Receivables Corp., 3.709%, due 10/07/05	537,993	**
1,605,036	Ranger Funding, 3.752%, due 10/17/05	1,605,036	**
1,344,983	Royal Bank of Canada, 3.78%, due 10/06/05	1,344,983	**
1,260,354	Svenska Handlesbanken, 3.875%, due 10/03/05	1,260,354	**
537,993	Toronto Dominion Bank, 3.68%, due 10/04/05	537,993	**
1,344,983	UBS AG, 3.75%, due 10/31/05	1,344,983	**
806,990	Wachovia Bank NA, 3.76%, due 10/25/05	806,990	**
2,689,965	Wells Fargo & Co., 3.75%, due 10/07/05	2,689,965	**
1,990,574	Wells Fargo & Co., 3.77%, due 10/19/05	1,990,574	**
	Total Short-Term Investments (Cost: $51,638,934) (19.8%)	51,638,934

	TOTAL INVESTMENTS (Cost: $303,692,736) (119.3%)	311,144,360

	LIABILITIES IN EXCESS OF OTHER ASSETS (-19.3%)	(50,370,262)
	NET ASSETS (100.0%)	$260,774,098

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2005, the value of these securities amounted to $92,676,748 or 35.5% of net assets.  These securities are determined to be liquid by the Fund’s Board of Directors.

**		Represents investment of security lending collateral (Note 3).
#		Index bond which consists of high yield credit default swaps, and tracks the B rated high yield index.
+		Security partially or fully lent (Note 3).
^		Security convertible into a basket of four technology companies: Applied Materials, Inc., Xilinx, Inc., Texas Instruments, Inc., and Maxim Integrated Products, Inc.

Investments by Industry (Unaudited)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.0%
Airlines	0.7
Automotive	3.3
Banking & Financial Services	14.7
Commercial Services	2.8
Communications	1.4
Computer Services	6.6
Computer Software	1.9
Electric Utilities	4.8
Electronics	12.1
Entertainment & Leisure	2.9
Food Retailers	1.7
Healthcare	3.5
Industrial - Diversified	5.0
Insurance	6.5
Media - Broadcasting & Publishing	6.5
Medical Supplies	5.8
Oil & Gas	9.7
Paper & Forest Products	1.0
Pharmaceuticals	5.6
Real Estate	2.0
Short-Term Investments	19.8
Total	119.3%

See accompanying Notes to the Schedule of Investments

TCW Convertible Securities Fund, Inc.

Notes to Schedule of Investments (Unaudited)	September 30, 2005

Note 1 – Significant Accounting Policies:

TCW Convertible Securities Fund, Inc. (the “‘Fund”) was incorporated in the State of Maryland on January 13, 1987 as a diversified, closed-end investment management company and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund commenced operations on March 5, 1987. The Fund’s investment objective is to seek a total investment return, comprised of current income and capital appreciation through investment principally in convertible securities. In accordance with the requirements of Rule 35d-1 under the 1940 Act, the Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes in convertible securities. The 80% investment policy described above is non-fundamental and may be changed by the Board of Directors to become effective upon at least 60 days’ notice to shareholders.

Security Valuation: Securities traded on national exchanges are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period.  Other securities which are traded on the over-the-counter market are valued at the mean of the current bid and asked prices.  Short-term debt securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.  Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, where upon they will be valued at amortized value using their value on the 61st day prior to maturity.

Repurchase Agreements: The Fund may invest in repurchase agreements secured by U.S. government securities. A repurchase agreement arises when the Fund purchases a security and simultaneously agrees to resell it to the seller at an agreed-upon future date. The Fund requires the seller to maintain the value of the securities, marked to market daily, at not less than the repurchase price. If the seller defaults on its repurchase obligation, the Fund could suffer delays, collection expenses and losses to the extent that the proceeds from the sale of the collateral are less than the repurchase price.  The Fund did not enter into any repurchase agreements for the period ended September 30, 2005.

Note 2 - Federal Income Taxes:

It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At September 30, 2005, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Appreciated securities	$19,809,866
Depreciated securities	(12,358,242)
Net unrealized appreciation	$7,451,624
Cost of securities for federal income tax purposes	$303,692,736

Note 3—Security Lending:

During the period ended September 30, 2005, the Fund lent securities to qualified brokers. The brokers provided collateral, which must be maintained at not less than 100% of the value of the loaned securities, to secure the obligation. At September 30, 2005, the cash collateral received from the borrowing brokers was $51,638,934 which is 102.17% of the value of the loaned securities. The Fund receives income, net of broker fees, by investing the cash collateral in short-term investments.

Note 4—Restricted Securities:

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.  These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.  Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.  There are no restricted securities (excluding 144A issues) at September 30, 2005.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Convertible Securities Fund, Inc.

By (Signature and Title)	/S/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	November 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Alvin R. Albe, Jr.
Alvin R. Albe, Jr. Chief Executive Officer

Date	November 11, 2005

By (Signature and Title)	/S/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	November 11, 2005